                                                        [AIM LOGO APPEARS HERE]


               [GLOBAL AGGRESSIVE GROWTH FUND GRAPHIC COLLAGE APPEARS HERE]


                                              AIM GLOBAL AGGRESSIVE GROWTH FUND


                                                                  ANNUAL REPORT
                                                               OCTOBER 31, 1995

AIM GLOBAL AGGRESSIVE GROWTH FUND
For shareholders who seek long-term growth of capital. The Fund invests in a portfolio of global equities of small capitalization companies with above-average earnings momentum.


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Aggressive Growth Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o The Fund's portfolio composition may change and there is no assurance the Fund will continue to hold any specific securities in any particular country.
o    Past performance cannot guarantee comparable future results.


ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o Lipper Analytical Services, Inc. is an independent mutual fund performance monitor. The unmanaged Lipper Global Small Company Fund Category represents an average of the performance of global small company mutual funds tracked by Lipper.
o The Morgan Stanley Capital International World Index is a group of unmanaged global securities tracked by Morgan Stanley Capital International. The Fund has elected to use this index, which tracks both domestic and foreign securities, as a more appropriate performance comparison with AIM Global Aggressive Growth Fund. In previous reports, the Fund used both Morgan Stanley's unmanaged Europe, Asia, and Far East Index, which tracks only foreign securities, and Standard & Poor's Composite Index of 500 Stocks, an unmanaged average which tracks only domestic securities.
o The Dow Jones Industrial Average (DJIA) is an unmanaged composite of the performance of 30 large-company U.S. stocks. The unmanaged NASDAQ (National Association of Securities Dealers Automated Quotation System) Composite Index is generally representative of the performance of the stocks of small-capitalization companies.
o An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                                  A Message from
                                                                    the Chairman


                    Dear Fellow Shareholder:

                    It was an exemplary first year for AIM Global Aggressive
                    Growth Fund. We are pleased to report the Fund logged
                    total returns for Class A and Class B shares of 28.08%
   [PHOTO OF        and 27.52%, respectively, for the year ended October 31,
CHARLES T. BAUER,   1995. Such performance was enough to outperform major
  CHAIRMAN OF       benchmark indexes as well as results chartered for
 THE BOARD OF       similar funds. For its efforts, the Fund was widely
   THE FUND         recognized in such popular publications as The Wall
 APPEARS HERE]      Street Journal, Kiplingers' Personal Finance, Money,
                    and USA Today.
For the record, the Morgan Stanley Capital International World Index, which measures the performance of foreign and U.S. stocks, posted a one-year total return of 9.48%. Similar global small-company stock funds, as measured by the Lipper Global Small Company Growth Fund Category, posted a one-year total return of 7.70%.
The Fund managed its strong showing in world markets that, for much of the reporting period, were pressured by economic and political uncertainty in Latin America and Japan. The keys to the Fund's performance were disciplined stock selection and a diversified portfolio of 381 stocks. A more complete discussion of market conditions during the reporting period and the Fund's investment strategy is provided on page 2 of this report.
Net assets of the Fund increased during the year from $24.6 million to $304.2 million as of October 31, 1995. While the Fund's favorable market performance was largely responsible, significant credit for this increase goes to our shareholders who paid AIM the highest compliment by supporting one of our newest funds. We sincerely appreciate our shareholders' confidence in this first full year of the Fund's operation.
Although it has been a good year for AIM Global Aggressive Growth Fund, it is but one year. We are reminded that market cycles come and go, and such performance as we have enjoyed the past 12 months is unlikely to continue uninterrupted.
Therefore, even as we relish the success of a good year, we are already looking ahead to next year. AIM's disciplined earnings-driven strategy is an ongoing evaluation of market opportunity, and as global markets continue to grow, our job becomes more challenging.
On a personal level, the year to come has important investment implications for all of us. Clouds on the horizon in the form of the budget debate over retirement benefits such as Medicare and Social Security programs accentuate the need to build your own retirement nest egg, independent of any benefits which may--or may not--be available to you when the time comes. For many in the baby boomer generation, that's just 10 years away.
It is our hope that you continue to rely on AIM Global Aggressive Growth Fund to help build your financial future. As always, we are ready to respond to your questions or comments about this report. Please call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line toll-free at 800-246-5463.


Respectfully submitted,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

Management's
Discussion & Analysis


  ----------
  Technology

  companies,

   which

 comprised a

 significant

number of the

 Fund's hold-

ings, offered

 outstanding

    value.
  ----------


TECHNOLOGY STOCKS PROPEL MARKETS
TO NEW LEVELS IN 1995

During the reporting period, healthy corporate profits exceeded analysts' expectations and propelled U.S. stocks through record- after record-breaking level. The strength was broad-based, resuscitating large-capitalization stocks which had been out of favor for three years. The popular DJIA sailed past 4000 on February 23, 1995, and then topped 5000 on November 21. By June 1995, the powerful technology stock advance helped small-company stocks, as represented by the broader NASDAQ, to overtake its large-cap cousins and finish the reporting period well ahead of the pack.
   The stars of the technology group were inarguably the semiconductor stocks. However, other top-performing technology sectors were aerospace & defense, software, and industrial technology companies. Also strong were such beneficiaries of stable interest rates as banks and thrifts, and consumer cyclical stocks in airlines, leisure and recreation companies, and restaurants.
   Europe delivered the strongest foreign market performance during the reporting period. Low interest rates, solid earnings growth, and ongoing restructuring campaigns appealed to investors wary of ongoing volatility in Japan and Latin American markets. More conservative investors were attracted to strong, defensive companies and stable currencies in Switzerland and Germany. Growth investors bid up prices in Finland, Ireland, and the Netherlands.
   The top performing industry sectors in Europe for 1995 were health and pharmaceuticals, followed by leisure, engineering, and media. Economic growth, though still stronger than in the U.S., slowed enough to diminish the appeal of cyclical sectors such as metals, autos, paper & packaging, and construction companies.
   Even with Europe's best efforts, foreign equity performance during the reporting period was largely influenced by Japan, which has the largest stock market outside the U.S. Despite such positive factors as stabilizing U.S. interest rates and a stronger U.S. dollar, Japanese stocks were unable to overcome a flagging economy, a stubbornly depressed real estate market, and a growing banking crisis. Meanwhile, other Asian markets, such as Hong Kong, Malaysia, and Singapore, rebounded sharply from 1994 levels. Hong Kong, in particular, was up more than 34% in the first 10 months of 1995, based on local currency.

   Latin American markets continued to be overshadowed by the ongoing financial crisis in Mexico, which has yet to resolve. However, other emerging markets--chiefly Peru, Chile, Brazil, and Argentina--began to attract investor interest thanks to improved profitability, relative political and economic stability, and solid growth potential.


YOUR INVESTMENT PORTFOLIO
A glance at the Fund's top 10 domestic holdings portfolio confirms a successful theme for AIM Global Aggressive Growth Fund during the reporting period. Technology companies, which comprised a significant proportion of the Fund's holdings, continued to offer outstanding value. Many of the Fund's holdings were added to the portfolio during the last 12 months. Still, the criteria remains the same: the Fund looks for companies demonstrating strong earnings momentum in high-growth industries. Of course, the Fund's portfolio composition may change and there is no assurance the Fund will continue to hold any specific security in any paticular country.
   UNITED STATES. The Fund invested approximately 40% of its portfolio in domestic stocks. Expanded market penetration and product innovations propelled many technology stocks to unprecedented levels. The Fund added such new names to the portfolio as Netscape Communications and Cisco Systems, Inc. In addition, Fund managers continued to be attracted to specialty retailers, such as Bed Bath and Beyond, Petco Animal Supplies, Inc., Circuit City
Stores, Inc., and Staples, Inc. The Fund was also interested in medical supply mail order vendors Cardinal Health Inc. and Omnicare Inc.
   EUROPE. Almost 30% of the Fund's holdings were invested in Europe. In the United Kingdom, the Fund added Amstrad PLC, and held significant

-----------------------------------------------------------------------------

LIPPER RANKINGS (As of 10/31/95)

                   AIM          GLOBAL SMALL
PERIOD           FUND(A)       COMPANY FUNDS              TOP%
-----------------------------------------------------------------------------
1 YEAR              1                23                    5%

Fund total return performance rankings are vs. all global small company funds tracked by Lipper, excluding all sales charges, and including fees and expenses.

-----------------------------------------------------------------------------

              See important Fund disclosure on inside front cover.

------------------------------------------------------------------------------

TOP TEN DOMESTIC EQUITY HOLDINGS (as of 10/31/95)

    1.  NETSCAPE COMMUNICATIONS CORP.
    2.  COMPUTER ASSOCIATES INTERNATIONAL, INC.
    3.  WIND RIVER SYSTEMS
    4.  CISCO SYSTEMS, INC.
    5.  SONIC CORP.
    6.  KENT ELECTRONICS
    7.  MYLEX CORP.
    8.  HOLLYWOOD ENTERTAINMENT CORP.
    9.  COMPAQ COMPUTER CORP.
   10.  DELL COMPUTER CORP.

------------------------------------------------------------------------------

------------------------------------------------------------------------------

TOP TEN INTERNATIONAL EQUITY HOLDINGS (as of 10/31/95)

    1.  COMPANIA DE TELEFONOS DE CHILE
    2.  HERMES INTERNATIONAL
    3.  CULTOR OY
    4.  METRO PACIFIC CORP.
    5.  AMPER S.A.
    6.  RANSTAD HOLDINGS N.V.
    7.  AMSTRAD PLC
    8.  UNITED ENGINEERS
    9.  KIMBERLY-CLARK DE MEXICO S.A.
   10.  PT HANAJAYA MANDALA SAMPOERNA

------------------------------------------------------------------------------

positions in Sage Group PLC, Medeva PLC, and Unitec PLC. The Fund also added Hermes International and Metropole TV in France, and Ranstad Holdings in the Netherlands. The Fund added to holdings in Denmark's Bang & Olufsen Holdings.
   PACIFIC BASIN AND LATIN AMERICA. Approximately 15% of the Fund's portfolio was invested in Pacific Rim countries. In Hong Kong, the Fund increased positions in First Pacific Co. Ltd. and added positions in Yue Yuen Industries, ASM Pacific Technology, and Vatronix International. Holdings in Malaysia's United Engineers Berhad were increased, and the Fund added Metro Pacific Corp. of the Philippines.
   The Fund remained underweighted in Latin America during the reporting period.


OUTLOOK FOR THE FUTURE

The current environment of stable interest rates and subdued inflation bodes well for global stock markets. At this writing, U.S. equity markets have conquered new record performance levels thanks to expectations of continued strong earnings. A healthier U.S. dollar should help improve the profitability of European, Japanese, and Asian exports. As a result, healthy economic expansion in Europe and Southeast Asia, excluding Japan, should continue well into 1996. Japan has initiated economic stimulus measures which may yet revive investor confidence during the coming year. However, Japan's banking industry still struggles with regulatory reform.
   No one can predict how these and other factors may actually affect market performance around the world. Therefore, AIM chooses not to rely on forecasts and projections. We do not anticipate macro-economic trends in any particular country. Instead, we remain committed to a disciplined investment strategy which prompts us to rely on what we know about companies in which we invest, based upon verified financial information. Such a strategy helps us determine, on a company-by-company basis, which stocks to own and which to sell--without guesswork or futile attempts at market timing. We believe our commitment to this time-tested, earnings-driven strategy will provide the best opportunity for growth for our shareholders over the long term.

------------------------------------------------------------------------------


THE TECHNOLOGY CYCLE: A SELF-PROPELLED ENGINE

Its global significance growing, the dynamic technology sector is broad and complex--and fast-paced. The daily challenge for an investment manager is to identify those companies with accelerating rates of growth, as well as companies that have lost earnings momentum.
   However, AIM has identified a continuing theme in technology companies which should drive profits in this sector well into the next decade. We see it as a self-propelled engine which shows no signs of slowing:

1)   NEW TECHNOLOGIES INCREASE PRODUCTIVITY, which

2)   INCREASES CORPORATE PROFITS, attracting

3)   INCREASED COMPETITION, which

4)   DRIVES DOWN PRICES, resulting in

5) HIGHER DEMAND AND INCREASED APPLICATION TO MORE END MARKETS, thus encouraging

6)   DEVELOPMENT OF NEW TECHNOLOGIES.

And so, the cycle continues.

------------------------------------------------------------------------------


              See important Fund disclosure on inside front cover.

Long-Term
Performance

GROWTH OF A $10,000 INVESTMENT

------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
For periods ended October 31, 1995

CLASS A SHARES
Inception (9/15/94)                   21.54%
1 Year                                21.99

CLASS B SHARES
Inception (9/15/94)                   22.87%
1 Year                                22.52

------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
              AIM GLOBAL AGGRESSIVE GROWTH    AIM GLOBAL AGGRESSIVE GROWTH     MORGAN STANLEY CAPITAL
                     FUND A SHARES                   FUND B SHARES            INTERNATIONAL WORLD INDEX
9/15/95                 9,524                            $10,000                      $10,000
9/30/94                 9,533                             10,005                        9,721
10/94                   9,733                             10,080                        9,982
11/94                   9,505                              9,967                        9,533
12/94                   9,590                             10,017                        9,609
1/95                    9,257                             10,017                        9,449
2/95                    9,590                             10,129                        9,570
3/95                    9,943                             10,395                       10,015
4/95                   10,305                             10,622                       10,346
5/95                   10,676                             10,790                       10,418
6/95                   11,410                             11,182                       10,397
7/95                   12,514                             11,267                       10,900
8/95                   12,352                             11,474                       10,640
9/95                   12,676                             11,647                       10,933
10/95                  12,467                             11,247                       10,744

          Past performance cannot guarantee comparable future results.

------------------------------------------------------------------------------


AIM Global Aggressive Growth Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Class A share performance reflects the maximum 4.75% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares.
     The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
     Lipper Analytical Services, Inc. is an independent mutual fund performance monitor. The unmanaged Lipper Global Small Company Fund Category represents an average of the performance of global small company mutual funds tracked by Lipper.
     The Morgan Stanley Capital International World Index is a group of unmanaged global securities tracked by Morgan Stanley Capital International. The Fund has elected to use this index, which tracks both domestic and foreign securities, as a more appropriate performance comparison with AIM Global Aggressive Growth Fund. In previous reports, the Fund used both Morgan Stanley's unmanaged Europe, Asia, and Far East Index, which tracks only foreign securities, and Standard & Poor's Composite Index of 500 Stocks, an unmanaged average which tracks only domestic securities. In accordance with SEC guidelines, we have provided the chart at left to illustrate the performance of the Fund compared to indexes used in the previous annual report.
     An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

-------------------------------------------------------------------------------
                       Fund vs. Previous Indexes

              AIM GLOBAL            AIM GLOBAL                       EUROPE,
        AGGRESSIVE GROWTH FUND  AGGRESSIVE GROWTH FUND           AUSTRALIA, AND
           CLASS A SHARES         CLASS B SHARES        S&P 500  FAR EAST INDEX
9/15/94        $9,524                $10,000            $10,000     $10,000
9/94            9,533                 10,010              9,814       9,867
10/94           9,733                 10,210             10,019      10,012
11/94           9,505                  9,970              9,623       9,533
12/94           9,590                 10,060              9,812       9,595
1/95            9,257                  9,710             10,051       9,229
2/95            9,590                 10,050             10,413       9,205
3/95            9,943                 10,420             10,765       9,781
4/95           10,305                 10,790             11,066      10,152
5/95           10,676                 11,170             11,468      10,033
6/95           11,410                 11,940             11,789       9,860
7/95           12,514                 13,080             12,164      10,477
8/95           12,352                 12,910             12,160      10,079
9/95           12,676                 13,240             12,723      10,279
10/95          12,467                 12,620             12,660      10,005

------------------------------------------------------------------------------

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 1995

    SHARES                                                                        MARKET VALUE
                DOMESTIC COMMON STOCKS-39.92%

                ADVERTISING/BROADCASTING-0.06%

        5,000   American Radio Systems Corp.(a)                                  $     112,500
 ---------------------------------------------------------------------------------------------
          600   Belo (A.H.) Corp.                                                       20,775
 ---------------------------------------------------------------------------------------------
        2,700   Sinclair Broadcast Group Inc.-Class A(a)                                56,025
 ---------------------------------------------------------------------------------------------
                                                                                       189,300
 ---------------------------------------------------------------------------------------------

                AUTOMOBILE/TRUCKS PARTS & TIRES-0.17%

        8,000   Borg-Warner Automotive, Inc.                                           236,000
 ---------------------------------------------------------------------------------------------
       15,000   Mark IV Industries, Inc.                                               292,500
 ---------------------------------------------------------------------------------------------
                                                                                       528,500
 ---------------------------------------------------------------------------------------------

                BEVERAGES-0.22%

       14,200   Canandaigua Wine Co., Inc.-Class A(a)                                  681,600
 ---------------------------------------------------------------------------------------------

                BUSINESS SERVICES-0.76%

       25,000   Alternative Resources Corp.(a)                                         775,000
 ---------------------------------------------------------------------------------------------
       19,900   Brandon Systems Corp.                                                  358,200
 ---------------------------------------------------------------------------------------------
        2,600   Equifax Inc.                                                           101,400
 ---------------------------------------------------------------------------------------------
       12,200   Healthcare COMPARE Corp.(a)                                            451,400
 ---------------------------------------------------------------------------------------------
       15,800   Olsten Corp. (The)                                                     608,300
 ---------------------------------------------------------------------------------------------
                                                                                     2,294,300
 ---------------------------------------------------------------------------------------------

                COMPUTER MINI/PCS-1.05%

          900   CDW Computer Centers, Inc.(a)                                           43,650
 ---------------------------------------------------------------------------------------------
       20,000   COMPAQ Computer Corp.(a)                                             1,115,000
 ---------------------------------------------------------------------------------------------
       23,800   Dell Computer Corp.(a)                                               1,109,675
 ---------------------------------------------------------------------------------------------
       11,800   Sun Microsystems, Inc.(a)                                              920,400
 ---------------------------------------------------------------------------------------------
                                                                                     3,188,725
 ---------------------------------------------------------------------------------------------

                COMPUTER NETWORKING-3.51%

        6,600   ADC Telecommunications, Inc.(a)                                        264,000
 ---------------------------------------------------------------------------------------------
       22,800   ALANTEC Corp.(a)                                                       815,100
 ---------------------------------------------------------------------------------------------
        7,900   Allen Group Inc.                                                       193,550
 ---------------------------------------------------------------------------------------------
       16,600   Ascend Communications, Inc.(a)                                       1,079,000
 ---------------------------------------------------------------------------------------------
       25,000   Auspex Systems, Inc.(a)                                                353,125
 ---------------------------------------------------------------------------------------------
        9,100   Bay Networks, Inc.(a)                                                  602,875
 ---------------------------------------------------------------------------------------------
       12,700   Cascade Communications Corp.(a)                                        904,875
 ---------------------------------------------------------------------------------------------
       24,700   Cheyenne Software, Inc.(a)                                             515,613
 ---------------------------------------------------------------------------------------------
       12,000   CIDCO, Inc.(a)                                                         355,500
 ---------------------------------------------------------------------------------------------
       16,800   Cisco Systems, Inc.(a)                                               1,302,000
 ---------------------------------------------------------------------------------------------
        7,000   DSC Communications Corp.(a)                                            259,000
 ---------------------------------------------------------------------------------------------
       27,000   DSP Group Inc.(a)                                                      438,750
 ---------------------------------------------------------------------------------------------
       19,100   FORE Systems, Inc.(a)                                                1,012,300
 ---------------------------------------------------------------------------------------------
        9,000   Lannet Data Communications Ltd.(a)                                     258,750
 ---------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                        MARKET VALUE
               Computer Networking-(continued)

       5,900   Network Equipment Technologies, Inc.(a)                          $     192,488
---------------------------------------------------------------------------------------------
      23,800   PairGain Technologies, Inc.(a)                                       1,017,450
---------------------------------------------------------------------------------------------
      24,900   Tekelec(a)                                                             361,050
---------------------------------------------------------------------------------------------
       7,400   Tellabs, Inc.(a)                                                       251,600
---------------------------------------------------------------------------------------------
      10,200   3Com Corp.(a)                                                          479,400
---------------------------------------------------------------------------------------------
       1,975   TransPro, Inc.(a)                                                       21,725
---------------------------------------------------------------------------------------------
                                                                                   10,678,151
---------------------------------------------------------------------------------------------

               COMPUTER PERIPHERALS-2.54%

      10,000   Adaptec Inc.(a)                                                        445,000
---------------------------------------------------------------------------------------------
      19,200   Alliance Semiconductor Corp.(a)                                        590,400
---------------------------------------------------------------------------------------------
      42,300   Chips & Technologies, Inc.(a)                                          370,125
---------------------------------------------------------------------------------------------
      11,300   Digi International, Inc.(a)                                            302,275
---------------------------------------------------------------------------------------------
      16,800   Integrated Process Equipment Corp.(a)                                  623,700
---------------------------------------------------------------------------------------------
      11,000   Medic Computer Systems, Inc.(a)                                        585,750
---------------------------------------------------------------------------------------------
      13,300   Microchip Technology Inc.(a)                                           527,844
---------------------------------------------------------------------------------------------
      65,000   Mylex Corp.(a)                                                       1,210,625
---------------------------------------------------------------------------------------------
      13,600   Oak Technology, Inc.(a)                                                744,600
---------------------------------------------------------------------------------------------
      12,400   Oracle Systems Corp.(a)                                                540,950
---------------------------------------------------------------------------------------------
      11,900   Read-Rite Corp.(a)                                                     415,013
---------------------------------------------------------------------------------------------
      51,000   Wind River Systems(a)                                                1,377,000
---------------------------------------------------------------------------------------------
                                                                                    7,733,282
---------------------------------------------------------------------------------------------

               COMPUTER SOFTWARE/SERVICES-6.90%

      30,000   Acclaim Entertainment, Inc.(a)                                         708,750
---------------------------------------------------------------------------------------------
      50,000   Activision, Inc.(a)                                                    837,500
---------------------------------------------------------------------------------------------
      13,756   Adobe Systems, Inc.                                                    784,092
---------------------------------------------------------------------------------------------
       8,800   Bell & Howell Holdings Co.(a)                                          220,000
---------------------------------------------------------------------------------------------
      18,000   Cadence Design Systems, Inc.(a)                                        580,500
---------------------------------------------------------------------------------------------
       5,100   Checkfree Corp.(a)                                                     107,738
---------------------------------------------------------------------------------------------
      19,000   Cognos, Inc.(a)                                                        605,625
---------------------------------------------------------------------------------------------
      30,250   Computer Associates International, Inc.                              1,663,751
---------------------------------------------------------------------------------------------
      45,000   Computervision Corp.(a)                                                528,750
---------------------------------------------------------------------------------------------
      26,200   CyCare Systems, Inc.(a)                                                812,200
---------------------------------------------------------------------------------------------
       4,600   Dendrite International, Inc.(a)                                         79,925
---------------------------------------------------------------------------------------------
      20,000   Diamond Multimedia Systems, Inc.(a)                                    590,000
---------------------------------------------------------------------------------------------
       4,400   Eagle Point Software Corp.(a)                                           84,700
---------------------------------------------------------------------------------------------
      22,600   Electronic Arts, Inc.(a)                                               827,725
---------------------------------------------------------------------------------------------
      30,000   Expert Software, Inc.(a)                                               622,500
---------------------------------------------------------------------------------------------
       7,500   HBO & Co.                                                              530,625
---------------------------------------------------------------------------------------------
      32,450   HCIA, Inc.(a)                                                          884,263
---------------------------------------------------------------------------------------------
      18,000   Hummingbird Communications Ltd.(a)                                     774,000
---------------------------------------------------------------------------------------------
      27,700   Imnet Systems, Inc.(a)                                                 702,888
---------------------------------------------------------------------------------------------
       9,000   Informix Corp.(a)                                                      262,125
---------------------------------------------------------------------------------------------

FINANCIALS

   SHARES                                                                        MARKET VALUE
               Computer Software/Services-(continued)

      36,600   Intersolv, Inc.(a)                                               $     576,450
---------------------------------------------------------------------------------------------
       2,900   Logic Works, Inc.(a)                                                    44,225
---------------------------------------------------------------------------------------------
       2,600   Microsoft Corp.(a)                                                     260,000
---------------------------------------------------------------------------------------------
      23,200   Netscape Communications Corp.(a)                                     2,041,601
---------------------------------------------------------------------------------------------
       8,000   Network General Corp.(a)                                               332,000
---------------------------------------------------------------------------------------------
       5,000   Parametric Technology Corp.(a)                                         334,375
---------------------------------------------------------------------------------------------
       6,600   Platinum Technology, Inc.(a)                                           120,450
---------------------------------------------------------------------------------------------
       6,700   Premenos Technology Corp.(a)                                           262,975
---------------------------------------------------------------------------------------------
      25,000   Rational Software Corp.(a)                                             390,626
---------------------------------------------------------------------------------------------
      40,000   S3, Inc.(a)                                                            685,000
---------------------------------------------------------------------------------------------
      13,600   Seer Technologies, Inc.                                                204,000
---------------------------------------------------------------------------------------------
      25,000   Shared Medical Systems Corp.                                           965,625
---------------------------------------------------------------------------------------------
       4,100   Smith Micro Software, Inc.(a)                                           50,225
---------------------------------------------------------------------------------------------
      35,000   Softdesk, Inc.(a)                                                      813,750
---------------------------------------------------------------------------------------------
      30,700   SoftKey International, Inc.(a)                                         967,050
---------------------------------------------------------------------------------------------
      16,700   Synopsys, Inc.(a)                                                      626,250
---------------------------------------------------------------------------------------------
       3,100   Verity, Inc.(a)                                                        113,925
---------------------------------------------------------------------------------------------
                                                                                   20,996,184
---------------------------------------------------------------------------------------------

               CONGLOMERATES-0.23%

      25,000   Acme-Cleveland Corp.                                                   546,875
---------------------------------------------------------------------------------------------
       8,000   Helen Of Troy, Ltd.(a)                                                 151,000
---------------------------------------------------------------------------------------------
                                                                                      697,875
---------------------------------------------------------------------------------------------

               ELECTRONIC COMPONENTS/MISCELLANEOUS-2.05%

      30,000   Aetrium, Inc.(a)                                                       652,500
---------------------------------------------------------------------------------------------
       6,200   AVX Corp.                                                              192,975
---------------------------------------------------------------------------------------------
      16,000   Brooks Automation, Inc.(a)                                             288,000
---------------------------------------------------------------------------------------------
      20,700   California Amplifier, Inc.(a)                                          558,900
---------------------------------------------------------------------------------------------
      15,000   Electro Scientific Industries, Inc.(a)                                 465,000
---------------------------------------------------------------------------------------------
      45,000   General Scanning, Inc.(a)                                              540,000
---------------------------------------------------------------------------------------------
       1,785   Harman International Industries, Inc.                                   82,333
---------------------------------------------------------------------------------------------
      30,000   Information Storage Devices, Inc.(a)                                   652,500
---------------------------------------------------------------------------------------------
      19,200   Jabil Industries, Inc.(a)                                              324,000
---------------------------------------------------------------------------------------------
       4,600   Oak Industries Inc.(a)                                                  96,025
---------------------------------------------------------------------------------------------
      11,700   PRI Automation Inc.(a)                                                 432,900
---------------------------------------------------------------------------------------------
      41,300   PSC, Inc.(a)                                                           423,325
---------------------------------------------------------------------------------------------
      12,300   Semitool, Inc.(a)                                                      199,875
---------------------------------------------------------------------------------------------
      30,800   Telxon Corp.                                                           712,250
---------------------------------------------------------------------------------------------
      18,600   Teradyne, Inc.(a)                                                      620,775
---------------------------------------------------------------------------------------------
                                                                                    6,241,358
---------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                        MARKET VALUE
               ELECTRONIC/PC DISTRIBUTORS-0.54%

       8,500   Arrow Electronics, Inc.(a)                                       $     431,375
---------------------------------------------------------------------------------------------
      25,000   Kent Electronics(a)                                                  1,218,750
---------------------------------------------------------------------------------------------
                                                                                    1,650,125
---------------------------------------------------------------------------------------------

               FINANCE (CONSUMER CREDIT)-1.04%

       7,000   ADVANTA Corp.-Class A                                                  271,250
---------------------------------------------------------------------------------------------
      12,200   CMAC Investment Corp.                                                  579,500
---------------------------------------------------------------------------------------------
      13,950   Concord EFS, Inc.(a)                                                   481,275
---------------------------------------------------------------------------------------------
      19,200   Credit Acceptance Corp.(a)                                             451,200
---------------------------------------------------------------------------------------------
      11,200   General Acceptance Corp.(a)                                            296,800
---------------------------------------------------------------------------------------------
      15,600   Green Tree Financial Corp.                                             415,350
---------------------------------------------------------------------------------------------
      16,600   Medaphis Corp.(a)                                                      527,050
---------------------------------------------------------------------------------------------
       3,750   Money Store, Inc. (The)                                                150,000
---------------------------------------------------------------------------------------------
                                                                                    3,172,425
---------------------------------------------------------------------------------------------

               FOOD PROCESSING-0.07%

       8,500   Performance Food Group Co.(a)                                          197,625
---------------------------------------------------------------------------------------------

               FUNERAL SERVICES-0.05%

       6,600   Equity Corp. International(a)                                          138,600
---------------------------------------------------------------------------------------------

               GAMING-0.16%

      25,000   Players International, Inc.(a)                                         268,750
---------------------------------------------------------------------------------------------
      11,900   Trump Hotels & Casino Resorts, Inc.(a)                                 202,300
---------------------------------------------------------------------------------------------
                                                                                      471,050
---------------------------------------------------------------------------------------------

               HOTELS/MOTELS-0.18%

      10,200   La Quinta Inns, Inc.                                                   262,650
---------------------------------------------------------------------------------------------
      30,000   Prime Hospitality Corp.(a)                                             296,250
---------------------------------------------------------------------------------------------
                                                                                      558,900
---------------------------------------------------------------------------------------------

               INSURANCE (MULTI-LINE PROPERTIES)-0.49%

      30,900   HCC Insurance Holding, Inc.(a)                                       1,073,775
---------------------------------------------------------------------------------------------
       3,200   United Dental Care, Inc.(a)                                             97,600
---------------------------------------------------------------------------------------------
       8,000   Vesta Insurance Group, Inc.                                            323,000
---------------------------------------------------------------------------------------------
                                                                                    1,494,375
---------------------------------------------------------------------------------------------

               LEISURE & RECREATION-1.08%

      45,000   Cannondale Corp.(a)                                                    720,000
---------------------------------------------------------------------------------------------
      43,400   Hollywood Entertainment Corp.(a)                                     1,160,950
---------------------------------------------------------------------------------------------
      35,000   Moovies, Inc.(a)                                                       573,125
---------------------------------------------------------------------------------------------
      35,000   Ride, Inc.(a)                                                          844,375
---------------------------------------------------------------------------------------------
                                                                                    3,298,450
---------------------------------------------------------------------------------------------

               MACHINERY (HEAVY)-0.01%

         700   AGCO Corp.                                                              31,325
---------------------------------------------------------------------------------------------

               MEDICAL (DRUGS)-0.53%

       5,000   Alpharma, Inc.-Class A                                                 120,000
---------------------------------------------------------------------------------------------
      18,100   Cardinal Health, Inc.                                                  929,888
---------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                        MARKET VALUE
               Medical (Drugs)-(continued)

       4,000   Gulf South Medical Supply, Inc.(a)                               $      83,000
---------------------------------------------------------------------------------------------
      20,250   Mylan Laboratories, Inc.                                               384,750
---------------------------------------------------------------------------------------------
       2,200   Watson Pharmaceuticals, Inc.(a)                                         98,450
---------------------------------------------------------------------------------------------
                                                                                    1,616,088
---------------------------------------------------------------------------------------------

               MEDICAL (PATIENT SERVICES)-3.54%

      40,000   AHI Healthcare Systems, Inc.(a)                                        560,000
---------------------------------------------------------------------------------------------
      22,100   American Medical Response, Inc.(a)                                     638,138
---------------------------------------------------------------------------------------------
      28,519   Apria Healthcare Group, Inc.(a)                                        616,723
---------------------------------------------------------------------------------------------
      30,000   Arbor Health Care Co.(a)                                               510,000
---------------------------------------------------------------------------------------------
      16,600   Genesis Health Ventures, Inc.(a)                                       479,325
---------------------------------------------------------------------------------------------
       6,000   Healthsource, Inc.(a)                                                  318,000
---------------------------------------------------------------------------------------------
      30,000   HEALTHSOUTH Corp.(a)                                                   783,750
---------------------------------------------------------------------------------------------
       7,500   Horizon Healthcare Corp.(a)                                            151,875
---------------------------------------------------------------------------------------------
      25,900   Lincare Holdings, Inc.(a)                                              644,263
---------------------------------------------------------------------------------------------
      14,000   Living Centers of America, Inc.(a)                                     362,250
---------------------------------------------------------------------------------------------
       4,500   MedPartners, Inc.(a)                                                   126,000
---------------------------------------------------------------------------------------------
      22,900   Multicare Companies, Inc.(a)                                           429,375
---------------------------------------------------------------------------------------------
       4,000   Myriad Genetics, Inc.(a)                                               108,000
---------------------------------------------------------------------------------------------
      18,800   Omnicare, Inc.(a)                                                      681,500
---------------------------------------------------------------------------------------------
         200   Pediatrix Medical Group, Inc.(a)                                         4,325
---------------------------------------------------------------------------------------------
      25,400   Phamis, Inc.(a)                                                        641,350
---------------------------------------------------------------------------------------------
      13,000   PhyCor, Inc.(a)                                                        477,750
---------------------------------------------------------------------------------------------
       5,500   Physician Reliance Network, Inc.(a)                                    182,875
---------------------------------------------------------------------------------------------
      38,600   Rotech Medical Corp.(a)                                                878,150
---------------------------------------------------------------------------------------------
       5,700   St. Jude Medical, Inc.(a)                                              303,525
---------------------------------------------------------------------------------------------
      25,000   Sterling Healthcare Group(a)                                           343,750
---------------------------------------------------------------------------------------------
      18,500   Summit Care Corp.(a)                                                   383,875
---------------------------------------------------------------------------------------------
      16,400   Sybron International Corp.                                             697,000
---------------------------------------------------------------------------------------------
      25,000   Tokos Medical Corp.(a)                                                 231,250
---------------------------------------------------------------------------------------------
       7,800   Vencor, Inc.(a)                                                        216,450
---------------------------------------------------------------------------------------------
                                                                                   10,769,499
---------------------------------------------------------------------------------------------

               MEDICAL INSTRUMENTS/PRODUCTS-1.30%

      34,200   Biomet, Inc.(a)                                                        568,575
---------------------------------------------------------------------------------------------
      25,100   CONMED Corp.(a)                                                        878,500
---------------------------------------------------------------------------------------------
       6,800   Cordis Corp.(a)                                                        751,400
---------------------------------------------------------------------------------------------
       9,100   Empi, Inc.(a)                                                          202,475
---------------------------------------------------------------------------------------------
       9,100   Nellcor Puritan Bennett, Inc.(a)                                       523,250
---------------------------------------------------------------------------------------------
      25,800   Patterson Dental Co.(a)                                                645,000
---------------------------------------------------------------------------------------------
      25,000   ResMed, Inc.(a)                                                        375,000
---------------------------------------------------------------------------------------------
                                                                                    3,944,200
---------------------------------------------------------------------------------------------

               OFFICE AUTOMATION-0.18%

      20,700   Corporate Express, Inc.(a)                                             540,788
---------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                        MARKET VALUE
               OFFICE PRODUCTS-0.13%

      11,500   Reynolds & Reynolds Co.-Class A                                  $     409,688
---------------------------------------------------------------------------------------------

               POLLUTION CONTROL-0.34%

      12,300   Asyst Technologies, Inc.(a)                                            516,600
---------------------------------------------------------------------------------------------
      24,400   USA Waste Services, Inc.(a)                                            512,400
---------------------------------------------------------------------------------------------
                                                                                    1,029,000
---------------------------------------------------------------------------------------------

               PUBLISHING-0.01%

         800   Media General, Inc.-Class A                                             22,200
---------------------------------------------------------------------------------------------

               RESTAURANTS-1.45%

      25,000   Buffets, Inc.(a)                                                       312,500
---------------------------------------------------------------------------------------------
      15,000   Cracker Barrel Old Country Store, Inc.                                 255,000
---------------------------------------------------------------------------------------------
      26,700   Daka International, Inc.(a)                                            811,013
---------------------------------------------------------------------------------------------
      72,100   Landry's Seafood Restaurants, Inc.(a)                                  973,350
---------------------------------------------------------------------------------------------
      25,000   Outback Steakhouse, Inc.(a)                                            784,375
---------------------------------------------------------------------------------------------
      57,900   Sonic Corp.(a)                                                       1,273,800
---------------------------------------------------------------------------------------------
                                                                                    4,410,038
---------------------------------------------------------------------------------------------

               RETAIL (FOOD & DRUGS)-0.27%

       5,200   Eckerd Corp.(a)                                                        206,050
---------------------------------------------------------------------------------------------
      18,000   Kroger Co.(a)                                                          600,750
---------------------------------------------------------------------------------------------
                                                                                      806,800
---------------------------------------------------------------------------------------------

               RETAIL (STORES)-3.08%

      15,800   AutoZone, Inc.(a)                                                      391,050
---------------------------------------------------------------------------------------------
      20,200   Bed Bath & Beyond, Inc.(a)                                             631,250
---------------------------------------------------------------------------------------------
       6,200   Circuit City Stores, Inc.                                              206,925
---------------------------------------------------------------------------------------------
      37,800   Creative Computers, Inc.(a)                                          1,096,201
---------------------------------------------------------------------------------------------
      25,000   Dollar General Corp.                                                   612,500
---------------------------------------------------------------------------------------------
      19,900   Duty Free International, Inc.                                          283,575
---------------------------------------------------------------------------------------------
      25,800   Eastbay, Inc.(a)                                                       548,250
---------------------------------------------------------------------------------------------
       4,700   Gadzooks, Inc.(a)                                                       86,950
---------------------------------------------------------------------------------------------
      11,200   General Nutrition Companies, Inc.(a)                                   278,600
---------------------------------------------------------------------------------------------
      27,000   Global DirectMail Corp.(a)                                             735,750
---------------------------------------------------------------------------------------------
      27,100   Gymboree Corp.(a)                                                      613,138
---------------------------------------------------------------------------------------------
      26,200   Heilig-Meyers Co.                                                      481,425
---------------------------------------------------------------------------------------------
       9,000   MacFrugal's Bargains Close-Outs, Inc.(a)                               106,875
---------------------------------------------------------------------------------------------
      13,000   Men's Wearhouse, Inc. (The)(a)                                         507,000
---------------------------------------------------------------------------------------------
      25,000   Petco Animal Supplies, Inc.(a)                                         700,000
---------------------------------------------------------------------------------------------
       5,100   Proffitt's, Inc.(a)                                                    119,212
---------------------------------------------------------------------------------------------
       3,600   Staples, Inc.(a)                                                        95,850
---------------------------------------------------------------------------------------------
       2,000   Sunglass Hut International Inc.(a)                                      54,500
---------------------------------------------------------------------------------------------
      18,600   Talbots, Inc.                                                          451,050
---------------------------------------------------------------------------------------------
      37,900   Thompson PBE, Inc.(a)                                                  691,675
---------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                        MARKET VALUE
               Retail (Stores)-(Continued)

      25,000   Tractor Supply Co.(a)                                            $     393,750
---------------------------------------------------------------------------------------------
       6,600   Viking Office Products, Inc.(a)                                        293,700
---------------------------------------------------------------------------------------------
                                                                                    9,379,226
---------------------------------------------------------------------------------------------

               SCIENTIFIC INSTRUMENTS-0.38%

      20,000   Input/Output, Inc.(a)                                                  747,500
---------------------------------------------------------------------------------------------
       8,000   Varian Associates, Inc.                                                411,000
---------------------------------------------------------------------------------------------
                                                                                    1,158,500
---------------------------------------------------------------------------------------------

               SEMICONDUCTORS-5.70%

      35,900   Advanced Technology Materials, Inc.(a)                                 390,413
---------------------------------------------------------------------------------------------
       9,400   Altera Corp.(a)                                                        568,700
---------------------------------------------------------------------------------------------
      11,400   Applied Materials, Inc.(a)                                             571,425
---------------------------------------------------------------------------------------------
      11,000   Atmel Corp.(a)                                                         343,750
---------------------------------------------------------------------------------------------
      23,400   Cirrus Logic, Inc.(a)                                                  985,725
---------------------------------------------------------------------------------------------
       7,350   Credence Systems Corp.(a)                                              274,706
---------------------------------------------------------------------------------------------
      22,000   Cypress Semiconductor Corp.(a)                                         775,500
---------------------------------------------------------------------------------------------
      35,000   Elantec Semiconductor, Inc.(a)                                         253,750
---------------------------------------------------------------------------------------------
       1,900   ESS Technology, Inc.(a)                                                 57,000
---------------------------------------------------------------------------------------------
      20,000   FSI International, Inc.(a)                                             475,000
---------------------------------------------------------------------------------------------
      42,000   Integrated Device Technology, Inc.(a)                                  798,000
---------------------------------------------------------------------------------------------
      13,150   Integrated Silicon Solution, Inc.(a)                                   411,760
---------------------------------------------------------------------------------------------
       5,500   Intel Corp.                                                            384,313
---------------------------------------------------------------------------------------------
      18,200   International Rectifier Corp.(a)                                       821,275
---------------------------------------------------------------------------------------------
      25,000   Kemet Corp.(a)                                                         862,501
---------------------------------------------------------------------------------------------
      12,600   LAM Research Corp.(a)                                                  767,025
---------------------------------------------------------------------------------------------
      21,300   Lattice Semiconductor Corp.(a)                                         836,025
---------------------------------------------------------------------------------------------
       6,600   Maxim Integrated Products, Inc.(a)                                     493,350
---------------------------------------------------------------------------------------------
      27,600   MEMC Electronic Materials, Inc.(a)                                     883,201
---------------------------------------------------------------------------------------------
      10,700   Merix Corp.(a)                                                         395,900
---------------------------------------------------------------------------------------------
      13,000   Micron Technology Inc.                                                 918,126
---------------------------------------------------------------------------------------------
       9,700   Novellus Systems, Inc.(a)                                              668,088
---------------------------------------------------------------------------------------------
      29,000   Paradigm Technology, Inc.(a)                                           638,000
---------------------------------------------------------------------------------------------
      10,500   Sanmina Corp.(a)                                                       567,000
---------------------------------------------------------------------------------------------
       3,500   Silicon Valley Group, Inc.(a)                                          113,313
---------------------------------------------------------------------------------------------
      16,300   Solectron Corp.(a)                                                     656,075
---------------------------------------------------------------------------------------------
      30,300   Triquint Semiconductor, Inc.(a)                                        689,325
---------------------------------------------------------------------------------------------
      37,400   Tylan General, Inc.(a)                                                 598,400
---------------------------------------------------------------------------------------------
      50,000   Vitesse Semiconductor Corp.(a)                                         587,500
---------------------------------------------------------------------------------------------
      23,400   VLSI Technology Inc.(a)                                                549,900
---------------------------------------------------------------------------------------------
                                                                                   17,335,046
---------------------------------------------------------------------------------------------

               SHOES & RELATED APPAREL-0.19%

      19,500   Wolverine World Wide, Inc.                                             585,000
---------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                           MARKET VALUE

               TELECOMMUNICATIONS-1.33%

      37,000   Brightpoint, Inc.(a)                                                $     703,000
------------------------------------------------------------------------------------------------
       2,600   LCI International, Inc.(a)                                                 46,800
------------------------------------------------------------------------------------------------
      26,000   Mobilemedia Corp.(a)                                                      682,500
------------------------------------------------------------------------------------------------
      21,400   Octel Communications Corp.(a)                                             730,275
------------------------------------------------------------------------------------------------
      22,200   Periphonics Corp.(a)                                                      543,900
------------------------------------------------------------------------------------------------
       8,000   Tel-Save Holdings, Inc.(a)                                                111,000
------------------------------------------------------------------------------------------------
      20,000   Teltrend, Inc.(a)                                                         590,000
------------------------------------------------------------------------------------------------
      15,000   TESSCO Technologies, Inc.(a)                                              393,750
------------------------------------------------------------------------------------------------
      19,600   U.S. Long Distance Corp.(a)                                               252,350
------------------------------------------------------------------------------------------------
                                                                                       4,053,575
------------------------------------------------------------------------------------------------

               TEXTILES-0.29%

      15,000   Nautica Enterprises, Inc.(a)                                              513,750
------------------------------------------------------------------------------------------------
       9,800   Tommy Hilfiger Corp.(a)                                                   373,625
------------------------------------------------------------------------------------------------
                                                                                         887,375
------------------------------------------------------------------------------------------------

               TRANSPORTATION-0.09%

       7,800   Fritz Companies, Inc.(a)                                                  273,000
------------------------------------------------------------------------------------------------
                        Total Domestic Common Stocks                                 121,462,173
------------------------------------------------------------------------------------------------

               FOREIGN STOCKS & OTHER EQUITY INTERESTS-51.02%

               ARGENTINA-0.35%

     46,000   Buenos Aires Embotellado S.A.-Class B-ADR (Beverages-Soft Drinks)(a)     1,052,250
------------------------------------------------------------------------------------------------

               AUSTRALIA-0.36%

     247,328   QBE Insurance Group Ltd. (Insurance-Broker)                             1,092,704
------------------------------------------------------------------------------------------------

               AUSTRIA-1.32%

       9,000   Austria Mikro Systeme International AG (Semiconductors)                 1,667,930
------------------------------------------------------------------------------------------------
      23,000   Flughafen Wien AG (Transportation)                                      1,477,351
------------------------------------------------------------------------------------------------
      14,000   Oesterreichische Elektrizitaitswirtschafts AG
                 (Verbundgesellschaft)-Class A (Electric Services)                       855,425
------------------------------------------------------------------------------------------------
                                                                                       4,000,706
------------------------------------------------------------------------------------------------

               BELGIUM-0.64%

      17,200   Barco Industries (Conglomerates)                                        1,937,525
------------------------------------------------------------------------------------------------

               CANADA-1.69%

     100,000   Circo Craft Co., Inc. (Electronic Components/Miscellaneous)(a)            634,423
------------------------------------------------------------------------------------------------
      26,350   Corel Corp. (Computer Software/Services)(a)                               451,244
------------------------------------------------------------------------------------------------
     166,500   Extendicare, Inc. (Insurance-Life & Health)(a)                          1,755,346
------------------------------------------------------------------------------------------------
      40,300   GEAC Computer Corp. Ltd. (Computer Software/Services)(a)                  556,463
------------------------------------------------------------------------------------------------
      24,000   Intertape Polymer Group, Inc. (Containers)                                703,090
------------------------------------------------------------------------------------------------
     190,000   Mitel Corp. (Telecommunications)(a)                                     1,045,865
------------------------------------------------------------------------------------------------
                                                                                       5,146,431
------------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                        MARKET VALUE
               CHILE-1.11%

      33,800   Compania de Telefonos de Chile S.A. ADR (Telecommunications)     $   2,433,600
---------------------------------------------------------------------------------------------
      41,700   Santa Isabel S.A.-ADR (Retail-Stores)(a)                               943,463
---------------------------------------------------------------------------------------------
                                                                                    3,377,063
---------------------------------------------------------------------------------------------

               DENMARK-2.06%

      38,000   Bang & Olufsen Holdings A/S (Electronic
                 Components/Miscellaneous)                                          1,175,329
---------------------------------------------------------------------------------------------
       7,100   Brodrene Hartman A/S (Containers)                                    1,780,198
---------------------------------------------------------------------------------------------
       4,800   Danske Traelastkompagni (Building Materials)                           342,606
---------------------------------------------------------------------------------------------
      20,000   Kobenhavns Lufthavne (Airlines)                                      1,500,733
---------------------------------------------------------------------------------------------
      40,000   Lindab AB-Class B (Building Materials)                                 871,156
---------------------------------------------------------------------------------------------
       9,950   Radiometer A/S-Class B (Medical Instruments/Products)                  608,217
---------------------------------------------------------------------------------------------
                                                                                    6,278,239
---------------------------------------------------------------------------------------------

               FINLAND-1.40%

      52,500   Cultor Oy (Food Processing)                                          2,175,347
---------------------------------------------------------------------------------------------
      60,000   Finnlines Oy (Transportation)                                        1,094,735
---------------------------------------------------------------------------------------------
      37,000   Tietotehdas Oy-Class B (Computer Software/Services)                  1,001,742
---------------------------------------------------------------------------------------------
                                                                                    4,271,824
---------------------------------------------------------------------------------------------

               FRANCE-4.05%

       7,750   Altran Technologies, S.A. (Telecommunications)                       1,107,799
---------------------------------------------------------------------------------------------
      20,000   BIS S.A. (Business Services)(a)                                      1,873,173
---------------------------------------------------------------------------------------------
      14,400   Bollore Technologies S.A. (Electronic
                 Components/Miscellaneous)(a)                                       1,289,790
---------------------------------------------------------------------------------------------
       2,800   Christian Dalloz (Security & Safety Services)(a)                       629,843
---------------------------------------------------------------------------------------------
      12,900   Hermes International (Retail-Stores)                                 2,268,666
---------------------------------------------------------------------------------------------
      11,000   Industrielle de Transports Automobiles S.A. (Transportation)         1,887,282
---------------------------------------------------------------------------------------------
      20,500   M6 Metropole Television (Advertising/Broadcasting)                   1,903,234
---------------------------------------------------------------------------------------------
      22,000   Scor S.A. (Insurance Multi-Line Properties)                            655,937
---------------------------------------------------------------------------------------------
       2,035   Sidel S.A. (Machinery-Miscellaneous)                                   706,617
---------------------------------------------------------------------------------------------
                                                                                   12,322,341
---------------------------------------------------------------------------------------------

               GERMANY-1.59%

       2,000   Computer 2000 A.G. (Computer Software/Services)                        690,537
---------------------------------------------------------------------------------------------
       2,850   Escada A.G.-Preferred (Textiles)                                       514,279
---------------------------------------------------------------------------------------------
       1,800   Fresenius A.G.-Preferred (Medical Instruments/Products)              1,438,619
---------------------------------------------------------------------------------------------
       1,750   Hugo Boss A.G.-Preferred (Textiles)                                  1,460,820
---------------------------------------------------------------------------------------------
       1,200   Springer (Axel) Verlag A.G. (Publishing)                               724,637
---------------------------------------------------------------------------------------------
                                                                                    4,828,892
---------------------------------------------------------------------------------------------

               HONG KONG-4.13%

     830,000   ASM Pacific Technology (Electronic Components/Miscellaneous)           783,656
---------------------------------------------------------------------------------------------
   1,841,000   CDL Hotels International Ltd. (Hotels/Motels)                          833,387
---------------------------------------------------------------------------------------------
   3,760,000   China Hong Kong Photo Products Holdings, Ltd. (Consumer
                 Non-Durables)                                                      1,725,913
---------------------------------------------------------------------------------------------
   1,586,033   First Pacific Co. Ltd. (Conglomerates)                               1,825,486
---------------------------------------------------------------------------------------------
     329,000   Hutchison Whampoa Ltd. (Conglomerates)                               1,812,677
---------------------------------------------------------------------------------------------
   1,000,000   M.C. Packaging Ltd. (Containers)                                       426,684
---------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                        MARKET VALUE
               Hong Kong-(continued)

     415,000   New World Infrastructure (Conglomerates)(a)                      $     729,981
---------------------------------------------------------------------------------------------
     186,000   Sun Hung Kai Properties Ltd. (Real Estate)                           1,485,508
---------------------------------------------------------------------------------------------
     931,000   Vatronix International (Electronic Components/Miscellaneous)         1,776,098
---------------------------------------------------------------------------------------------
   4,500,000   Yue Yuen Industrial Holdings (Shoes & Related Apparel)               1,178,590
---------------------------------------------------------------------------------------------
                                                                                   12,577,980
---------------------------------------------------------------------------------------------

               INDIA-0.02%

       3,500   Reliance Industries Ltd. GDS (Textiles)(a)                              54,670
---------------------------------------------------------------------------------------------

               INDONESIA-2.68%

     819,500   PT Astra International (Automobile/Trucks Parts & Tires)             1,641,887
---------------------------------------------------------------------------------------------
     352,000   PT Bank International Indonesia (Banking)                            1,232,232
---------------------------------------------------------------------------------------------
     214,000   PT Hanjaya Mandala Sampoerna (Tobacco)                               1,978,864
---------------------------------------------------------------------------------------------
     236,000   PT Jaya Real Property (Home Building)                                  672,875
---------------------------------------------------------------------------------------------
     908,000   PT Matahari Putra Prima (Retail-Stores)                              1,899,164
---------------------------------------------------------------------------------------------
     283,000   PT Semen Gresik (Building Materials)                                   735,226
---------------------------------------------------------------------------------------------
                                                                                    8,160,248
---------------------------------------------------------------------------------------------

               ISRAEL-0.62%

      45,000   Tadiran Ltd. (Telecommunications)                                      984,375
---------------------------------------------------------------------------------------------
      30,000   Tower Semiconductor Ltd. (Semiconductors)(a)                           907,500
---------------------------------------------------------------------------------------------
                                                                                    1,891,875
---------------------------------------------------------------------------------------------

               ITALY-1.79%

     195,000   Arnoldo Mondadori Editore S.p.A. (Publishing)                        1,443,538
---------------------------------------------------------------------------------------------
     124,000   Brembo S.p.A. (Automobile/Trucks Parts & Tires)(a)                   1,544,865
---------------------------------------------------------------------------------------------
       2,300   De Rigo S.p.A.-ADR (Medical Instruments/Products)                       47,438
---------------------------------------------------------------------------------------------
      53,500   Gewiss S.p.A. (Electronic Components/Miscellaneous)                    670,931
---------------------------------------------------------------------------------------------
     138,000   Marzotto & Figli S.p.A. (Textiles)                                     878,732
---------------------------------------------------------------------------------------------
      81,000   Safilo S.p.A. (Manufacturing-Miscellaneous)                            858,782
---------------------------------------------------------------------------------------------
                                                                                    5,444,286
---------------------------------------------------------------------------------------------

               JAPAN-2.39%

      32,680   Alpine Electronics (Electronic Components/Miscellaneous)               453,646
---------------------------------------------------------------------------------------------
      23,000   Exedy Corp. (Automobile/Trucks Parts & Tires)                          357,495
---------------------------------------------------------------------------------------------
      61,000   FCC Co., Ltd. (Automobile/Trucks Parts & Tires)                      1,878,391
---------------------------------------------------------------------------------------------
      24,000   I-O Data Device Inc. (Computer Peripherals)                          1,712,694
---------------------------------------------------------------------------------------------
      21,000   Kyocera Corp. (Electronic Components/Miscellaneous)                  1,720,319
---------------------------------------------------------------------------------------------
       6,000   Ralse Company Ltd. (Retail-Stores)                                     112,322
---------------------------------------------------------------------------------------------
       6,000   Shohkoh Fund (Finance-Asset Management)                              1,044,040
---------------------------------------------------------------------------------------------
                                                                                    7,278,907
---------------------------------------------------------------------------------------------

               MALAYSIA-2.74%

     305,000   Arab Malaysian Finance Berhad (Finance-Asset Management)             1,068,280
---------------------------------------------------------------------------------------------
     540,000   Bandar Raya Developments Berhad (Real Estate)                          807,556
---------------------------------------------------------------------------------------------
     238,000   Gamuda Berhad (Engineering & Construction)                             992,837
---------------------------------------------------------------------------------------------
     199,000   IOI Properties Berhad (Real Estate)                                    418,988
---------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                        MARKET VALUE
               Malaysia-(continued)

     185,000   Malayan Banking Berhad (Banking)                                 $   1,492,522
---------------------------------------------------------------------------------------------
     508,000   Nylex Berhad (Chemicals)                                             1,489,413
---------------------------------------------------------------------------------------------
     333,000   United Engineers Berhad (Machinery-Miscellaneous)                    2,070,603
---------------------------------------------------------------------------------------------
                                                                                    8,340,199
---------------------------------------------------------------------------------------------

               MEXICO-0.72%

      25,000   Grupo Simec, S.A. de C.V. (Steel)(a)                                   162,500
---------------------------------------------------------------------------------------------
     155,000   Kimberly-Clark de Mexico S.A. (Paper & Forest Products)              2,023,157
---------------------------------------------------------------------------------------------
                                                                                    2,185,657
---------------------------------------------------------------------------------------------

               NETHERLANDS-3.25%

      15,700   Aalberts Industries N.V. (Metals-Miscellaneous)                        920,427
---------------------------------------------------------------------------------------------
      51,600   Ahrend Groep N.V. (Furniture)                                        1,824,838
---------------------------------------------------------------------------------------------
      13,400   ASM Lithography Holding N.V.-ADR(a) (Semiconductors)                   664,975
---------------------------------------------------------------------------------------------
      25,600   Getronics N.V. (Computer Software/Services)                          1,221,751
---------------------------------------------------------------------------------------------
      18,000   International - Muller N.V. (Conglomerates)                          1,289,136
---------------------------------------------------------------------------------------------
       8,800   Madge N.V. (Computer Networking)(a)                                    368,500
---------------------------------------------------------------------------------------------
       3,600   Philips Electronics N.V.-New York Shares-ADR (Electronic
                 Components/Miscellaneous)                                            139,050
---------------------------------------------------------------------------------------------
      46,400   Randstad Holdings N.V. (Business Services)                           2,093,823
---------------------------------------------------------------------------------------------
      30,800   Samas-Groep N.V. (Office Automation)                                 1,346,939
---------------------------------------------------------------------------------------------
                                                                                    9,869,439
---------------------------------------------------------------------------------------------

               NORWAY-1.57%

      53,000   Nera A.S. ADR (Telecommunications)(a)                                1,881,500
---------------------------------------------------------------------------------------------
      53,000   Sysdeco Group A.S. (Business Services)(a)                            1,166,051
---------------------------------------------------------------------------------------------
     274,500   Tomra Systems A.S. (Pollution Control)                               1,732,431
---------------------------------------------------------------------------------------------
                                                                                    4,779,982
---------------------------------------------------------------------------------------------

               PANAMA-0.47%

      34,300   Banco Latinoamericano de Exportaciones, S.A. (Banking)               1,432,025
---------------------------------------------------------------------------------------------

               PERU-0.74%

      20,000   Cementos Lima S.A.-Comun (Building Materials)(a)                       296,825
---------------------------------------------------------------------------------------------
      61,702   Cementos Lima S.A.-Trabajo (Building Materials)(a)                      89,778
---------------------------------------------------------------------------------------------
   1,050,000   CPT Telefonica del Peru S.A.-Class B (Telecommunications)(a)         1,875,000
---------------------------------------------------------------------------------------------
                                                                                    2,261,603
---------------------------------------------------------------------------------------------

               PHILIPPINES-0.71%

  15,057,000   Metro Pacific Corp. (Conglomerates)                                  2,170,847
---------------------------------------------------------------------------------------------

               PORTUGAL-0.42%

      78,900   Cimpor Cimentos de Portugal S.A. (Building Materials)(a)             1,284,072
---------------------------------------------------------------------------------------------

               SINGAPORE-0.77%

     149,000   Cerebos Pacific Ltd. (Food/Processing)                                 927,955
---------------------------------------------------------------------------------------------
     113,000   City Developments Ltd. (Real Estate)                                   699,752
---------------------------------------------------------------------------------------------
      80,400   United OverSeas Bank Ltd. (Banking)                                    705,505
---------------------------------------------------------------------------------------------
                                                                                    2,333,212
---------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                                MARKET VALUE
               SPAIN-1.25%

     155,000   Amper S.A. (Telecommunications)(a)                                        $   2,108,066
------------------------------------------------------------------------------------------------------
      17,200   Cristaleria Espanola S.A. (Building Materials)(a)                             1,070,992
------------------------------------------------------------------------------------------------------
      25,000   Prosegur, CIA de Seguridad S.A. (Business Services)(a)                          612,428
------------------------------------------------------------------------------------------------------
                                                                                             3,791,486
------------------------------------------------------------------------------------------------------

               SWEDEN-1.86%

      20,300   Autoliv AB (Automobile/Trucks Parts & Tires)                                  1,164,699
------------------------------------------------------------------------------------------------------
      50,000   Hoganas AB-Class B (Metals)                                                   1,347,770
------------------------------------------------------------------------------------------------------
      71,000   Kalmar Industries AB (Machinery-Heavy)                                        1,154,715
------------------------------------------------------------------------------------------------------
      17,000   Lindab AB-Class B (Building Materials)                                          366,081
------------------------------------------------------------------------------------------------------
      23,760   Telefonaktiebolaget L.M. Ericsson - ADR (Telecommunications)                    507,500
------------------------------------------------------------------------------------------------------
      30,000   WM-Data A.B.-Class B (Computer Software/Services)                             1,102,310
------------------------------------------------------------------------------------------------------
                                                                                             5,643,075
------------------------------------------------------------------------------------------------------

               SWITZERLAND-0.13%

         400   Ascom Holdings AG (Telecommunications)                                          384,039
------------------------------------------------------------------------------------------------------

               THAILAND-2.16%

      55,000   Alphatec Electronic Public Co. Ltd. (Electronic Components/Miscellaneous)       716,868
------------------------------------------------------------------------------------------------------
      51,600   Bank of Ayudhya Ltd. (Banking)                                                  297,317
------------------------------------------------------------------------------------------------------
     184,800   KR Precision Public Co. (Electronic Components/Miscellaneous)                 1,336,523
------------------------------------------------------------------------------------------------------
     252,670   Krung Thai Bank PLC (Banking)                                                 1,004,054
------------------------------------------------------------------------------------------------------
      78,900   Land & House Co. Ltd. (Home Building)                                         1,272,935
------------------------------------------------------------------------------------------------------
     415,500   Thai Theparos Food Product Public Co. Ltd. (Food/Processing)(a)               1,345,649
------------------------------------------------------------------------------------------------------
      48,600   United Communication Industry (Telecommunications)                              610,276
------------------------------------------------------------------------------------------------------
                                                                                             6,583,622
------------------------------------------------------------------------------------------------------

               UNITED KINGDOM-8.03%

     450,000   Amstrad PLC (Electronic Components/Miscellaneous)                             2,073,914
------------------------------------------------------------------------------------------------------
     573,000   Astec BSR PLC (Electronic Components/Miscellaneous)                           1,014,641
------------------------------------------------------------------------------------------------------
     174,000   Capital Radio PLC (Leisure & Recreation)                                      1,246,198
------------------------------------------------------------------------------------------------------
     345,000   Charles Baynes PLC (Conglomerates)                                              559,090
------------------------------------------------------------------------------------------------------
      17,000   Danka Business Systems PLC-ADR (Office Automation)                              569,500
------------------------------------------------------------------------------------------------------
     404,000   Dewhirst Group PLC (Textiles)                                                 1,194,434
------------------------------------------------------------------------------------------------------
      88,000   Dorling Kindersley Holdings PLC (Publishing)                                    751,304
------------------------------------------------------------------------------------------------------
     150,000   Eurotherm PLC (Electronic Components/Miscellaneous)                           1,344,665
------------------------------------------------------------------------------------------------------
      89,000   Laird Group PLC (Automobile/Trucks Parts & Tires)                               586,063
------------------------------------------------------------------------------------------------------
     200,000   Logica PLC (Computer Software/Services)                                       1,514,625
------------------------------------------------------------------------------------------------------
     690,000   London International Group PLC (Cosmetics & Toiletries)                       1,429,090
------------------------------------------------------------------------------------------------------
     325,000   Medeva PLC (Medical-Drugs)                                                    1,400,198
------------------------------------------------------------------------------------------------------
     147,000   Misys PLC (Computer Software/Services)                                        1,385,169
------------------------------------------------------------------------------------------------------
     108,000   Oxford Instruments PLC (Electronic Components/Miscellaneous)                    734,229
------------------------------------------------------------------------------------------------------
     351,000   P & P PLC (Computer Peripherals)                                                832,411
------------------------------------------------------------------------------------------------------
     200,000   PizzaExpress PLC (Restaurants)                                                  613,438
------------------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                               MARKET VALUE
               United Kingdom-(continued)

     197,500   Sage Group PLC (The) (Computer Software/Services)                        $     790,000
-----------------------------------------------------------------------------------------------------
     130,000   Spirax Sarco Engineering PLC (Engineering & Construction)                    1,241,423
-----------------------------------------------------------------------------------------------------
      77,200   St. Ives Group PLC (Containers)                                                530,940
-----------------------------------------------------------------------------------------------------
     201,000   Stagecoach Holdings PLC (Transportation)                                       813,533
-----------------------------------------------------------------------------------------------------
     157,000   Unitech PLC (Electronic Components/Miscellaneous)                            1,315,574
-----------------------------------------------------------------------------------------------------
     360,000   Vickers PLC (Automobile Manufacturers)                                       1,428,617
-----------------------------------------------------------------------------------------------------
     117,100   Yorkshire-Tyne Tees Television Holdings PLC (Advertising/Broadcasting)       1,062,695
-----------------------------------------------------------------------------------------------------
                                                                                           24,431,751
-----------------------------------------------------------------------------------------------------
               Total Foreign Stocks & Other Equity Interests                              155,206,950
-----------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT
               REPURCHASE AGREEMENT-4.72%(b)

 $14,369,687   Daiwa Securities America, Inc., 5.90%, 11/01/95(c)                          14,369,687
-----------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS-95.66%                                                   291,038,810
-----------------------------------------------------------------------------------------------------
               OTHER ASSETS LESS LIABILITIES-4.34%                                         13,189,132
-----------------------------------------------------------------------------------------------------
               NET ASSETS-100.00%                                                       $ 304,227,942
=====================================================================================================

Abbreviations:
ADR-American Depository Receipt
GDS-Global Depository Security

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(c) Joint repurchase agreement entered into 10/31/95 with a maturing value of $401,494,641. Collateralized by $353,853,000 U.S. Treasury obligations, 8.375% due 08/15/08.

See Notes to Financial Statements.

FINANCIALS

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1995



ASSETS:

Investments, at market value (cost $260,822,054)                            $291,038,810
----------------------------------------------------------------------------------------
Foreign currencies, at market value (cost $8,009,214)                          8,033,065
----------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                             4,450,214
----------------------------------------------------------------------------------------
  Capital stock sold                                                           9,898,990
----------------------------------------------------------------------------------------
  Dividends and interest                                                         179,377
----------------------------------------------------------------------------------------
Investment for deferred compensation plan                                          2,378
----------------------------------------------------------------------------------------
Other assets                                                                      27,309
----------------------------------------------------------------------------------------
    Total assets                                                             313,630,143
----------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                                        8,454,571
----------------------------------------------------------------------------------------
  Capital stock reacquired                                                       285,769
----------------------------------------------------------------------------------------
  Deferred compensation                                                            2,378
----------------------------------------------------------------------------------------
Accrued advisory fees                                                            276,945
----------------------------------------------------------------------------------------
Accrued administrative services fees                                               5,906
----------------------------------------------------------------------------------------
Accrued directors' fees                                                              578
----------------------------------------------------------------------------------------
Accrued distribution fees                                                        188,196
----------------------------------------------------------------------------------------
Accrued transfer agent fees                                                       78,054
----------------------------------------------------------------------------------------
Accrued operating expenses                                                       109,804
----------------------------------------------------------------------------------------
    Total liabilities                                                          9,402,201
----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                 $304,227,942
========================================================================================

NET ASSETS:

Class A                                                                     $186,028,579
========================================================================================
Class B                                                                     $118,199,363
========================================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

CLASS A:

  Authorized                                                                 200,000,000
----------------------------------------------------------------------------------------
  Outstanding                                                                 14,208,862
========================================================================================
CLASS B:
  Authorized                                                                 200,000,000
----------------------------------------------------------------------------------------
  Outstanding                                                                  9,079,367
========================================================================================
CLASS A:
  Net asset value and redemption price per share                            $      13.09
========================================================================================
  Offering price per share:
    (Net asset value of $13.09 divided by 95.25%)                           $      13.74
========================================================================================
CLASS B:
  Net asset value and offering price per share                              $      13.02
========================================================================================

See Notes to Financial Statements.

FINANCIALS

STATEMENT OF OPERATIONS

For the year ended October 31, 1995

INVESTMENT INCOME:

Dividends (net of $142,464 foreign withholding tax)                                    $ 1,071,004
--------------------------------------------------------------------------------------------------
Interest                                                                                   550,062
--------------------------------------------------------------------------------------------------
    Total investment income                                                              1,621,066
--------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                                            1,106,197
--------------------------------------------------------------------------------------------------
Administrative services fees                                                                25,218
--------------------------------------------------------------------------------------------------
Directors' fees                                                                              6,163
--------------------------------------------------------------------------------------------------
Distribution fees-Class A                                                                  402,786
--------------------------------------------------------------------------------------------------
Distribution fees-Class B                                                                  423,536
--------------------------------------------------------------------------------------------------
Custodian fees                                                                             231,972
--------------------------------------------------------------------------------------------------
Transfer agent fees-Class A                                                                252,909
--------------------------------------------------------------------------------------------------
Transfer agent fees-Class B                                                                158,231
--------------------------------------------------------------------------------------------------
Other                                                                                      199,934
--------------------------------------------------------------------------------------------------
    Total expenses                                                                       2,806,946
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                                            (1,185,880)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) on sales of:
  Investment securities                                                                  2,496,983
--------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       (82,782)
--------------------------------------------------------------------------------------------------
                                                                                         2,414,201
--------------------------------------------------------------------------------------------------
Unrealized appreciation of:
  Investment securities                                                                 29,749,588
--------------------------------------------------------------------------------------------------
  Foreign currencies                                                                        37,127
--------------------------------------------------------------------------------------------------
                                                                                        29,786,715
--------------------------------------------------------------------------------------------------
Net gain on investment securities and foreign currencies                                32,200,916
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $31,015,036
==================================================================================================

See Notes to Financial Statements.

FINANCIALS

STATEMENT OF CHANGES IN NET ASSETS

For the year ended October 31, 1995 and the period September 15, 1994 (date operations commenced) through October 31, 1994

                                                                                       1995              1994
OPERATIONS:

  Net investment income (loss)                                                     $ (1,185,880)     $      2,281
-----------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities and foreign
    currencies                                                                        2,414,201           (45,494)
-----------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and foreign currencies            29,786,715           470,005
-----------------------------------------------------------------------------------------------------------------
         Net increase in net assets resulting from operations                        31,015,036           426,792
-----------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                           146,731,096        17,086,103
-----------------------------------------------------------------------------------------------------------------
  Class B                                                                           101,870,873         6,098,042
-----------------------------------------------------------------------------------------------------------------
         Net increase in net assets                                                 279,617,005        23,610,937
-----------------------------------------------------------------------------------------------------------------

NET ASSETS:

Beginning of period                                                                  24,610,937         1,000,000
-----------------------------------------------------------------------------------------------------------------
End of period                                                                      $304,227,942      $ 24,610,937
=================================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                                       $272,738,461      $ 24,184,145
-----------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                 --             2,281
-----------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of investment securities and
    foreign currencies                                                                1,232,761           (45,494)
-----------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and foreign currencies            30,256,720           470,005
-----------------------------------------------------------------------------------------------------------------
                                                                                   $304,227,942      $ 24,610,937
=================================================================================================================

See Notes to Financial Statements.

FINANCIALS

NOTES TO FINANCIAL STATEMENTS

October 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
AIM Global Aggressive Growth Fund (the "Fund") is an investment portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of four separate series portfolios: AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund. The Fund currently offers two different classes of shares: the Class A shares and the Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Investment securities are valued at the last sales price on the exchange on which the securities are traded or, lacking any sales, at the mean between the closing bid and asked prices on the day of valuation. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the closing bid and asked prices on the valuation date. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts -- A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1995, undistributed net investment income (loss) was increased by $1,183,599, paid-in capital reduced by $47,653 and undistributed net realized gains reduced by $1,135,946 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

FINANCIALS

F. Expenses -- Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets, plus 0.85% of the Fund's average daily net assets in excess of $1 billion. Under the terms of the master investment advisory agreement, AIM will, if necessary, reduce its fee or make payments to the Fund to the extent necessary to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1995, AIM was reimbursed $25,218 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the year ended October 31, 1995, AFS was paid $258,683 for such services.
   The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Class B shares of the Fund. The Company has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors an annual rate of 0.50% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs. Of the total compensation payable, the Fund pays a service fee of 0.25% to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, will pay AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund pays a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1995, the Class A shares and the Class B shares paid AIM Distributors $402,786 and $423,536, respectively, as compensation under the Plans.
   AIM Distributors received commissions of $779,090 from the sales of the Class A shares of the Fund during the year ended October 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1995, AIM Distributors received commissions of $68,427 in contingent deferred sales charges imposed on redemptions of Class B shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
   During the year ended October 31, 1995, the Fund incurred legal fees of $4,313 for services rendered by the law firm of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS
The Fund has a $1,900,000 committed line of credit with Chemical Bank of New York. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of Credit Agreement) through October 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged an administrative fee, payable quarterly, at the annual rate of $1,900.

FINANCIALS

NOTE 5-INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1995, on a tax basis, was $298,878,439 and $73,237,889, respectively.

   The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1995 is as follows:

Aggregate unrealized appreciation of investment securities                   $38,788,721
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (8,606,889)
----------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                         $30,181,832
========================================================================================

Cost of investments for tax purposes is $260,856,978.

NOTE 6-CAPITAL STOCK
Changes in the Fund's capital stock outstanding during the year ended October 31, 1995 and the period September 15, 1994 (date operations commenced) through October 31, 1994 were as follows:

                                                  1995                               1994
                                      ----------------------------      ------------------------------
                                        SHARES           AMOUNT            SHARES            AMOUNT
                                      ----------      ------------      ------------      ------------
Sold:
  Class A                             13,970,703      $165,030,476         1,716,450       $17,229,786
-----------------------------------   ----------      ------------      ------------      ------------
  Class B                              8,888,670       106,907,530           607,443         6,099,880
-----------------------------------   ----------      ------------      ------------      ------------
Reacquired:
  Class A                             (1,563,927)      (18,299,380)          (14,364)         (143,683)
-----------------------------------   ----------      ------------      ------------      ------------
  Class B                               (416,562)       (5,036,657)             (184)           (1,838)
-----------------------------------   ----------      ------------      ------------      ------------
                                      20,878,884      $248,601,969         2,309,345       $23,184,145
===================================   ==========      ============      ============      ============

NOTE 7-FINANCIAL HIGHLIGHTS
Shown below are the condensed financial highlights for a Class A share and Class B share outstanding during the year ended October 31, 1995 and the period September 15, 1994 (date operations commenced) through October 31, 1994.

                                                CLASS A                        CLASS B
                                        ------------------------       ------------------------
                                          1995            1994            1995           1994
                                        --------        --------        --------        -------
Net asset value, beginning of period    $  10.22        $  10.00        $  10.21        $ 10.00
------------------------------------    --------        --------        --------        -------
Income from investment operations:
  Net investment income (loss)             (0.09)(a)          --           (0.14)(a)         --
------------------------------------    --------        --------        --------        -------
  Net gains on securities (both
    realized and unrealized)                2.96            0.22            2.95           0.21
------------------------------------    --------        --------        --------        -------
         Total from investment
           operations                       2.87            0.22            2.81           0.21
------------------------------------    --------        --------        --------        -------
Net asset value, end of period          $  13.09        $  10.22        $  13.02         $10.21
====================================    ========        ========        ========        =======
Total return(b)                            28.08%           2.20%          27.52%          2.10%
====================================    ========        ========        ========        =======
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $186,029        $ 18,410        $118,199         $6,201
====================================    ========        ========        ========        =======
Ratio of expenses to average net
  assets                                    2.11%(c)        2.02%(d)        2.62%(e)       2.54%(d)
====================================    ========        ========        ========        =======
Ratio of net investment income
  (loss) to average net assets             (0.68)%(c)       0.27%(d)       (1.19)%(e)     (0.25)%(d)
====================================    ========        ========        ========        =======
Portfolio turnover rate                       64%              2%             64%             2%
====================================    ========        ========        ========        =======

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) Ratios are based on average net assets of $80,557,274.
(d) Annualized. After fee waivers and expense reimbursements.
(e) Ratios are based on average net assets of $42,353,541.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
AIM International Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of the AIM Global Aggressive Growth Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Global Aggressive Growth Fund as of October 31, 1995, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for the year then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994, in conformity with generally accepted accounting principles.

                                               KPMG Peat Marwick LLP

Houston, Texas
December 8, 1995

                                                          Directors & Officers

BOARD OF DIRECTORS                OFFICERS                     OFFICE OF THE FUND

Charles T. Bauer                  Charles T. Bauer             11 Greenway Plaza
Chairman and                      Chairman                     Suite 1919
Chief Executive Officer                                        Houston, TX 77046
A I M Management Group Inc.       Robert H. Graham
                                  President                    INVESTMENT ADVISOR
Bruce L. Crockett
Director, President, and          John J. Arthur               A I M Advisors, Inc.
Chief Executive Officer           Senior Vice President        11 Greenway Plaza
COMSAT Corporation                and Treasurer                Suite 1919
                                                               Houston, TX 77046
Owen Daly II                      Gary T. Crum
Director                          Senior Vice President        TRANSFER AGENT
Cortland Trust Inc.
                                  Carol F. Relihan             A I M Fund Services, Inc.
Carl Frischling                   Vice President and           11 Greenway Plaza
Partner                           Secretary                    Suite 1919
Kramer, Levin, Naftalis,                                       Houston, TX 77046
Nessen, Kamin & Frankel           Dana R. Sutton
                                  Vice President               CUSTODIAN
Robert H. Graham                  and Assistant Treasurer
President and Chief                                            State Street Bank & Trust Company
Operating Officer                 Robert G. Alley              225 Franklin Street
A I M Management Group Inc.       Vice President               Boston, MA 02110

John F. Kroeger                   Melville B. Cox              COUNSEL TO THE FUND
Formerly, Consultant              Vice President
Wendell & Stockel                                              Ballard Spahr Andrews & Ingersoll
Associates, Inc.                  Jonathan C. Schoolar         1735 Market Street
                                  Vice President               Philadelphia, PA 19103
Lewis F. Pennock
Attorney                          P. Michelle Grace            COUNSEL TO THE DIRECTORS
                                  Assistant Secretary
Ian W. Robinson                                                Kramer, Levin, Naftalis, Nessen,
Consultant; Former Executive      David L. Kite                Kamin & Frankel
Vice President and Chief          Assistant Secretary          919 Third Avenue
Financial Officer                                              New York, NY 10022
Bell Atlantic Management          Nancy L. Martin
Services, Inc.                    Assistant Secretary          DISTRIBUTOR

Louis S. Sklar                    Ofelia M. Mayo               A I M Distributors, Inc.
Executive Vice President          Assistant Secretary          11 Greenway Plaza
Hines Interests                                                Suite 1919
Limited Partnership               Kathleen J. Pflueger         Houston, TX 77046
                                  Assistant Secretary
                                                               AUDITORS
                                  Samuel D. Sirko
                                  Assistant Secretary          KPMG Peat Marwick LLP
                                                               700 Louisiana
                                  Stephen I. Winer             NationsBank Bldg.
                                  Assistant Secretary          Houston, TX 77002

                                  Mary J. Benson
                                  Assistant Treasurer


[PHOTO OF AIM MANAGEMENT                                 THE AIM FAMILY OF FUNDS(R)
GROUP OFFICE BUILDING]
                                                         AGGRESSIVE GROWTH
                                                         AIM Aggressive Growth Fund*
                                                         AIM Constellation Fund
                                                         AIM Global Aggressive Growth Fund

                                                         GROWTH
                                                         AIM Global Growth Fund
                                                         AIM Growth Fund
                                                         AIM International Equity Fund
                                                         AIM Value Fund
                                                         AIM Weingarten Fund

                                                         GROWTH AND INCOME
                                                         AIM Balanced Fund
                                                         AIM Charter Fund

                                                         INCOME AND GROWTH
                                                         AIM Global Utilities Fund**

                                                         HIGH CURRENT INCOME
                                                         AIM High Yield Fund

                                                         CURRENT INCOME
                                                         AIM Global Income Fund
                                                         AIM Income Fund

                                                         CURRENT TAX-FREE INCOME
                                                         AIM Municipal Bond Fund
                                                         AIM Tax-Exempt Bond Fund of CT
                                                         AIM Tax-Free Intermediate Shares

                                                         CURRENT INCOME AND HIGH DEGREE
                                                          OF SAFETY
                                                         AIM Intermediate Government Fund***

                                                         HIGH DEGREE OF SAFETY AND
                                                          CURRENT INCOME
                                                         AIM Limited Maturity Treasury Shares

                                                         STABILITY, LIQUIDITY, AND
                                                          CURRENT INCOME
                                                         AIM Money Market Fund

                                                         STABILITY, LIQUIDITY, AND
                                                          CURRENT TAX-FREE INCOME
                                                         AIM Tax-Exempt Cash Fund


                                                         *AIM Aggressive Fund was closed to new
                                                         investors on July 18, 1995. **On May 1,
                                                         1995, AIM Utilities Fund broadened its
                                                         investment strategy to permit up to 80%
                                                         of its total assets to be invested in
AIM Management Group has provided leadership             foreign securities, and was renamed AIM
in the mutual fund industry since 1976 and               Global Utilities Fund. ***On September 25,
currently manages approximately $40 billion              1995, AIM Government Securities Fund became
in assets for more than 2 million shareholders,          AIM Intermediate Government Fund. For more
including individual investors, corporate clients,       complete information about any AIM Fund(s),
and financial institutions. The AIM Family of            including sales charges and expenses, ask
Funds(R) is distributed nationwide, and AIM              your financial consultant or securities dealer
today ranks among the nation's top 20 mutual             for a free prospectus(es). Please read the
fund companies in assets under management,               prospectus(es) carefully before you invest or
according to Lipper Analytical Services, Inc.            send money.


                                                                                      ---------------
                                                                                          BULK RATE
                                                                                        U.S. POSTAGE
[AIM LOGO APPEARS HERE]                                                                      PAID
                                                                                         HOUSTON, TX
                                                                                       Permit No. 1919
                                                                                      ---------------
A I M Distributors, Inc.
11 Greenway Plaza, Suite 1919
Houston, TX 77046

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